Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 173	$ 24,827	$ (27,120)	$ (2,120)
Balance (in Shares) at Dec. 31, 2021	1,725,000
Net income (loss)			(35,388)	(35,388)
Balance at Dec. 31, 2022	$ 173	24,827	(62,508)	(37,508)
Balance (in Shares) at Dec. 31, 2022	1,725,000
Sale of 430,000 Private Placement Units	$ 43	4,299,957		4,300,000
Sale of 430,000 Private Placement Units (in Shares)	430,000
Fair value of warrants and rights included in the Units sold in the Initial Public Offering and in the exercise of the over-allotment		1,236,527		1,236,527
Accretion of common stock to redemption value		(5,561,311)	(1,878,249)	(7,439,560)
Net income (loss)			110,305	110,305
Balance at Mar. 31, 2023	$ 216		(1,830,452)	(1,830,236)
Balance (in Shares) at Mar. 31, 2023	2,155,000
Balance at Dec. 31, 2022	$ 173	24,827	(62,508)	(37,508)
Balance (in Shares) at Dec. 31, 2022	1,725,000
Net income (loss)				489,952
Balance at Sep. 30, 2023	$ 216		(2,455,156)	(2,454,940)
Balance (in Shares) at Sep. 30, 2023	2,155,000
Balance at Dec. 31, 2022	$ 173	24,827	(62,508)	(37,508)
Balance (in Shares) at Dec. 31, 2022	1,725,000
Sale of 430,000 Private Placement Units	$ 43	4,299,957		4,300,000
Sale of 430,000 Private Placement Units (in Shares)	430,000
Fair value of warrants and rights included in the Units sold in the Initial Public Offering and in the exercise of the over-allotment		1,236,527		1,236,527
Accretion of common stock to redemption value		(5,561,311)	(3,888,323)	(9,449,634)
Excise tax payable attributable to redemption of common stock			(359,957)	(359,957)
Net income (loss)			403,780	403,780
Balance at Dec. 31, 2023	$ 216		(3,907,008)	(3,906,792)
Balance (in Shares) at Dec. 31, 2023	2,155,000
Balance at Mar. 31, 2023	$ 216		(1,830,452)	(1,830,236)
Balance (in Shares) at Mar. 31, 2023	2,155,000
Remeasurement of common stock subject to redemption			(565,737)	(565,737)
Net income (loss)			301,464	301,464
Balance at Jun. 30, 2023	$ 216		(2,094,725)	(2,094,509)
Balance (in Shares) at Jun. 30, 2023	2,155,000
Remeasurement of common stock subject to redemption			(438,614)	(438,614)
Net income (loss)			78,183	78,183
Balance at Sep. 30, 2023	$ 216		(2,455,156)	(2,454,940)
Balance (in Shares) at Sep. 30, 2023	2,155,000
Balance at Dec. 31, 2023	$ 216		(3,907,008)	(3,906,792)
Balance (in Shares) at Dec. 31, 2023	2,155,000
Accretion of common stock to redemption value			(340,351)	(340,351)
Net income (loss)			(60,430)	(60,430)
Balance at Mar. 31, 2024	$ 216		(4,307,789)	(4,307,573)
Balance (in Shares) at Mar. 31, 2024	2,155,000
Balance at Dec. 31, 2023	$ 216		(3,907,008)	(3,906,792)
Balance (in Shares) at Dec. 31, 2023	2,155,000
Net income (loss)				(388,686)
Balance at Sep. 30, 2024	$ 216		(5,754,171)	(5,753,955)
Balance (in Shares) at Sep. 30, 2024	2,155,000
Balance at Mar. 31, 2024	$ 216		(4,307,789)	(4,307,573)
Balance (in Shares) at Mar. 31, 2024	2,155,000
Accretion of common stock to redemption value			(328,249)	(328,249)
Excise tax payable attributable to redemption of common stock			(170,458)	(170,458)
Net income (loss)			(97,295)	(97,295)
Balance at Jun. 30, 2024	$ 216		(4,903,791)	(4,903,575)
Balance (in Shares) at Jun. 30, 2024	2,155,000
Accretion of common stock to redemption value			(619,419)	(619,419)
Net income (loss)			(230,961)	(230,961)
Balance at Sep. 30, 2024	$ 216		$ (5,754,171)	$ (5,753,955)
Balance (in Shares) at Sep. 30, 2024	2,155,000